Legal Proceedings	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Legal Proceedings

26)	LEGAL PROCEEDINGS

26.1)	PROVISIONS RESULTING FROM LEGAL PROCEEDINGS
CEMEX is involved in various significant legal proceedings, the adverse resolutions of which are deemed probable and imply the incurrence of losses and/or cash outflows or the delivery of other resources owned by CEMEX. As a result, certain provisions and/or losses have been recognized in the financial statements, representing the best estimate of cash outflows. CEMEX believes that it will not make significant expenditure in excess of the amounts recorded. As of December 31, 2021, the details of the most significant events giving effect to provisions or losses are as follows:

•
As of December 31, 2021, CEMEX had accrued environmental remediation liabilities through its subsidiaries in the United Kingdom pertaining to closed and current landfill sites for the confinement of waste, representing the NPV of such obligations for an amount in pounds sterling equivalent to $241. Expenditure was assessed and quantified over the period in which the sites have the potential to cause environmental harm, which is generally consistent with the views taken by the regulator as being up to 60 years from the date of closure. The assessed expenditure included the costs of monitoring the sites and the installation, repair and renewal of environmental infrastructure.

•
As of December 31, 2021, CEMEX had accrued environmental remediation liabilities through its subsidiaries in the United States for $70, related to: a) the disposal of various materials in accordance with past industry practice, which might currently be categorized as hazardous substances or wastes; and b) the cleanup of sites used or operated by CEMEX, including discontinued operations, regarding the disposal of hazardous substances or waste, either individually or jointly with other parties. Most of the proceedings are in the preliminary stages and a final resolution might take several years. CEMEX does not believe that it will be required to spend significant sums on these matters in excess of the amounts previously recorded. The ultimate cost that may be incurred to resolve these environmental issues cannot be assured until all environmental studies, investigations, remediation work and negotiations with, or litigation against, potential sources of recovery have been completed.

•
In 2012, in connection with a contract entered into in 1990 (the “Quarry Contract”) by CEMEX Granulats Rhône Méditerranée (“CEMEX GRM”), one of CEMEX’s subsidiaries in France, with SCI La Quinoniere (“SCI”) pursuant to which CEMEX GRM had drilling rights to extract reserves and do quarry remediation at a quarry in the Rhône region of France, SCI filed a claim against CEMEX GRM for breach of the Quarry Contract, requesting the rescission of such contract and damages plus interest for a revised amount in euros equivalent to $76, arguing that CEMEX GRM partially filled the quarry allegedly in breach of the terms of the Quarry Contract. After many hearings, resolutions and appeals over the years, on November 25, 2020, the expert appointed by the court of appeals determined an amount of loss of profits of $0.73 and a cost of backfilling the quarry in $14. In 2020, CEMEX had accrued a provision through its subsidiaries in France for $8 in connection with the best estimate of the remediation costs resulting from this claim. As of December 31, 2021, CEMEX is waiting for the next hearing and final judgement of the Court of Appeal scheduled in June 2022, the provision remains unchanged. Although the final amount may differ, CEMEX considers that any such amount should not have a material adverse impact on CEMEX’s results of operations, liquidity and financial condition.

26.2) CONTINGENCIES FROM LEGAL PROCEEDINGS
CEMEX is involved in various legal proceedings, which have not required the recognition of accruals, considering that the probability of loss is less than probable. Nonetheless, until all stages in the procedures are exhausted in each proceeding, CEMEX cannot assure the achievement of a final favorable resolution.
As of December 31, 2021, the most significant contingencies with a quantification of the potential loss, when it is determinable and would not impair the outcome of the relevant proceeding, were as follows:

•
In July 2020, an individual filed a class action lawsuit (
Acción de Grupo
) with a Circuit Civil Court in Colombia against CEMEX Colombia and other two gray Portland cement market participants (the “Colombian Class Action Defendants”). The lawsuit seeks compensation for damages arising from alleged cartel actions for which the Colombian Class Action Defendants were fined in December 2017. The complaint claims that the Colombian Class Action Defendants caused damages to all consumers of gray Portland cement in Colombia during the period of 2010 to 2012. According to the plaintiff’s claims, the Colombian Class Action Defendants should be ordered to pay damages due to the higher price set on gray Portland cement in an amount in Colombian pesos equivalent to $328 determined considering the sales of the three market participants in such period. The Colombian Class Action was initially dismissed, but the plaintiff filed an appeal and, in May 2021, the Circuit Civil Court admitted the claim. Moreover, CEMEX Colombia filed an appeal against the admission of the claim which is pending for resolution. As of December 31, 2021, CEMEX believes that a final adverse resolution in this matter, which could take from five to seven years, is not probable, but if such matter is resolved adversely to CEMEX, such adverse resolution should not have a material adverse impact on CEMEX’s results of operations, liquidity and financial condition.

•
On September 20, 2018, triggered by heavy rainfall, a landslide causing damages and fatalities (the “Landslide”) occurred in a site located within an area covered by mining rights of APO Land & Quarry Corporation (“ALQC”) in Naga City, Cebu, Philippines. ALQC is a principal raw material supplier of APO Cement Corporation (“APO”), a wholly owned subsidiary of CHP. CEMEX indirectly owns a minority 40% stake in ALQC. On November 19, 2018, 40 individuals and one legal entity (on behalf of 8,000 individuals allegedly affected by the Landslide) filed an environmental class action lawsuit at the Regional Trial Court

(the “Court”) of Talisay, Cebu, against CHP, ALQC, APO, the Mines and Geosciences Bureau of the Department of Environment and Natural Resources, the City Government of Naga, and the Province of Cebu. Plaintiffs claim that the Landslide occurred because of the defendants’ gross negligence and seek, among other relief, (a) damages for an amount in Philippine Pesos equivalent to $84, (b) a rehabilitation fund for an amount in Philippine Pesos equivalent to $10, and (c) the issuance of a Temporary Environment Protection Order against ALQC aiming to prevent ALQC from performing further quarrying activities while the case is still pending. This last request was rejected by the Court on August 16, 2019 and after reconsideration, the resolution became final on December 5, 2020. Moreover, on September 30, 2019 the Court dismissed the case against CHP and APO, order that is not yet final and that was appealed by the plaintiffs on November 26, 2019 and that was denied entirely in an order dated November 17, 2021. In such order, the Court dismissed the case against the other parties. As of December 31, 2021, only ALQC remains as a party-defendant in the case. This Court order can still be appealed by the Plaintiffs before the Court of Appeals. As of December 31, 2021, in this stage of the lawsuit, CEMEX is not able to assess with certainty the likelihood of an adverse result in this lawsuit; and CEMEX is neither able to assess if a final adverse result in this lawsuit would have a material adverse impact on its results of operations, liquidity and financial position.

•
Certain of CEMEX’s subsidiaries in the United States were notified of a grand jury subpoena dated March 29, 2018 issued by the United States Department of Justice (“DOJ”) related to an investigation of possible antitrust law violations in connection with CEMEX’s sales (and related sales practices) of gray Portland cement and slag in the United States and its territories. The objective of this subpoena is to gather facts necessary to make an informed decision about whether violations of U.S. law have occurred. CEMEX cooperated with the DOJ and complied with the subpoena. On December 10, 2021, the DOJ notified CEMEX that it has closed its investigation and the matter is now closed.

•
In December 2016, the Parent Company received subpoenas from the SEC seeking information to determine whether there have been any violations of the U.S. Foreign Corrupt Practices Act stemming from the Maceo Project. These subpoenas do not mean that the SEC has concluded that the Parent Company or any of its affiliates violated the law. The Parent Company has been cooperating with the SEC and intends to continue cooperating fully with the SEC. The DOJ also opened an investigation into this matter. In this regard, on March 12, 2018, the DOJ issued a grand jury subpoena to the Parent Company relating to its operations in Colombia and other jurisdictions. The Parent Company intends to cooperate fully with the SEC, the DOJ and any other investigatory entity. As of December 31, 2021, the Parent Company is unable to predict the duration, scope, or outcome of either the SEC investigation or the DOJ investigation, or any other investigation that may arise, or, because of the current status of the SEC investigation and the preliminary nature of the DOJ investigation, the potential sanctions which could be borne by the Parent Company, or if such sanctions, if any, would have a material adverse impact on CEMEX results of operations, liquidity or financial position.

•
In February 2014, the Egyptian Tax Authority requested Assiut Cement Company (“ACC”), a subsidiary of CEMEX in Egypt, the payment of a development levy on clay used in the Egyptian cement industry for an amount equivalent as of December 31, 2021 to $21 for the period from May 5, 2008 to November 30, 2011. In March 2014, ACC appealed the levy and on September 2014 it was notified that it obtained a favorable resolution from the Ministerial Committee for Resolution of Investment Disputes, which instructed the Egyptian Tax Authority to cease claiming from ACC the payment of the levy on clay. It was further decided that the levy on clay should not be imposed on imported clinker. Nonetheless, in May 2016, the Egyptian Tax Authority challenged ACC´s right to cancel the levy on clay before the North Cairo Court, which referred the cases to Cairo’s Administrative Judiciary Court. These cases have been adjourned by the Commissioners of the Cairo Administrative Judiciary Court, which on November 2, 2020 referred the cases to the Court and established a first hearing session for February 15, 2021 and was adjourned to the May 31, 2021 session. During the session held on May 31, 2021, the Court that is hearing the case decided to refer the case to another Chamber within the same Court considering the nature of the subject. On October 28, 2021 ACC held the first hearing session before the new Chamber. On this session, the court postponed the hearing to the session of January 20, 2022 for ACC lawyers to submit a power of attorney allowing the withdrawal of the court case. CEMEX does not expect that such referral will prejudice ACC’s favorable legal position in this dispute. As of December 31, 2021, CEMEX does not expect a material adverse impact due to this matter in its results of operations, liquidity or financial position.

•
In September 2012, in connection with a lawsuit submitted to a first instance court in Assiut, Egypt in 2011, the first instance court of Assiut issued a resolution to nullify the Share Purchase Agreement (the “SPA”) pursuant to which CEMEX acquired in 1999 a controlling interest in Assiut Cement Company. In addition, during 2011 and 2012, lawsuits seeking, among other things, the annulment of the SPA were filed by different plaintiffs, including 25 former employees of ACC, before Cairo’s State Council. After several appeals, hearings and resolutions over the years, the cases are held in Cairo’s 7 th
Circuit State Council Administrative Judiciary Court awaiting the High Constitutional Court to pronounce regarding the challenges against the constitutionality of Law 32/2014 filed by the plaintiffs, which protects CEMEX’s investments in Egypt. These matters are complex and take several years to be resolved. As of December 31, 2021, CEMEX is not able to assess the likelihood of an adverse resolution regarding these lawsuits nor is able to assess if the Constitutional Court will dismiss Law 32/2014, but, regarding the lawsuits, if adversely resolved, CEMEX does not believe the resolutions in the first instance would have an immediate material adverse impact on CEMEX’s operations, liquidity and financial condition. However, if CEMEX exhausts all legal recourses available, a final adverse resolution of these lawsuits, or if the Constitutional Court dismisses Law 32/2014, this could adversely impact the ongoing matters regarding the SPA, which could have a material adverse impact on CEMEX’s operations, liquidity and financial condition.

In addition to the legal proceedings described above in notes 26.1 and 26.2, as of December 31, 2021, CEMEX is involved in various legal proceedings of minor impact that have arisen in the ordinary course of business. These proceedings involve: 1) product warranty claims; 2) claims for environmental damages; 3) indemnification claims relating to acquisitions or divestitures; 4) claims to revoke permits and/or concessions; and 5) other diverse civil, administrative, commercial and lawless actions. CEMEX considers that in those instances in which obligations have been incurred, CEMEX has accrued adequate provisions to cover the related risks. CEMEX believes these matters will be resolved without any significant effect on its business, financial position or results of operations. In addition, in relation to certain ongoing legal proceedings, CEMEX is sometimes able to make and disclose reasonable estimates of the expected loss or range of possible loss, as well as disclose any provision accrued for such loss, but for a limited number of ongoing legal proceedings, CEMEX may not be able to make a reasonable estimate of the expected loss or range of possible loss or may be able to do so but believes that disclosure of such information on a case-by-case
basis would seriously prejudice CEMEX’s position in the ongoing legal proceedings or in any related settlement discussions. Accordingly, in these cases, CEMEX has disclosed qualitative information with respect to the nature and characteristics of the contingency but has not disclosed the estimate of the range of potential loss.
26.3) OTHER SIGNIFICANT PROCESSES
In connection with the cement plant located in the municipality of Maceo in Colombia (the “Maceo Plant”), as described in note 16.1, as of December 31, 2021, the plant has not initiated commercial operations considering several significant processes for the profitability of the investment. The evolution and status of the main issues related to such plant are described as follows:
Maceo Plant – Memorandums of understanding

•
In August 2012, CEMEX Colombia signed a memorandum of understanding (the “MOU”) with the representative of CI Calizas y Minerales S.A. (“CI Calizas”), for the acquisition and transfer of assets mainly comprising land, the mining concession and the shares of Zona Franca Especial Cementera del Magdalena Medio S.A.S. (“Zomam”) (holder of the free trade zone concession). In addition, in December 2013, CEMEX Colombia engaged the same representative of CI Calizas to also represent in the name and on behalf of CEMEX Colombia in the acquisition of certain land plots adjacent to the plant, signing a new memorandum of understanding (the “Land MOU”). Under the MOU and the Land MOU, CEMEX Colombia made cash advances to this representative for amounts in Colombian Pesos equivalent to $13.4 of a total of $22.5, and paid interest accrued over the unpaid committed amount for $1.2, considering the exchange rate as of December 31, 2016 of 3,000.75 Colombian Pesos per Dollar. In September 2016, after confirming irregularities in the acquisition processes by means of investigations and internal audits initiated in response to complaints received, which were reported to Colombia’s Attorney General (the “Attorney General”), providing the findings obtained, and considering that such payments were made in breach of the Parent Company’s and CLH’s policies, the Company decided to terminate the employment relationship with then those responsible for the Planning and Legal areas and accepted the resignation of the then Chief Executive Officer. In December 2016, CEMEX Colombia write off such advances from its investments in progress and cancelled the remaining advance payable.

Maceo Plant – Expiration of property process and other related matters

•
After the signing of the MOU, in December 2012, a former shareholder of CI Calizas, who presumptively transferred its shares of CI Calizas two years before the signing of the MOU, was linked to a process of expiration of property initiated by the Attorney General. Amongst other measures, the Attorney General suspended the sale and ordered the seizure of the assets subject to the MOU, including the shares of Zomam acquired by CEMEX Colombia before the beginning of such process. As a third party acting in good faith and free of guilt, CEMEX Colombia joined the expiration of property process cooperating with the Attorney General. As of December 31, 2021, a final resolution in the expiration of property process, currently under the evidentiary phase, may take between 10 and 15 years from its beginning. As of December 31, 2021, pursuant to the expiration of property process of the assets subject to the MOU and the failures to formalize the purchases under the Land MOU, CEMEX Colombia does not have the legal representation of Zomam, is not the rightful owner of the land and is not the assigned entity of the mining concession.

•
In addition, there is an ongoing criminal investigation that resulted in a legal resolution by means of which an indictment was issued to two of the Company’s former officers and to CI Calizas’ representative. CEMEX is not able to anticipate the actions that criminal judges may impose against these people. Moreover, CEMEX Colombia filed a legal recourse for accountability (Rendición de Cuentas) against the representative, in connection with the responsibilities agreed under the Land MOU for the acquisition of certain land plots adjacent to the plant. This legal recourse finalized in 2021 with a definitive resolution favorable to CEMEX Colombia in which it was ordered the transfer to CEMEX Colombia of those land plots acquired by the representative, as well as the return of unused cash advances, equivalent to $1. As of the reporting date, CEMEX Colombia has initiated the corresponding actions to materialize the effects of the aforementioned resolution.

Maceo Plant – Lease contract, mandate agreement and operation contract

•
In July 2013, CEMEX Colombia signed with the provisional depository designated by the former Drugs National Department (then depository of the assets subject to the expiration of property process), which functions after its liquidation were assumed by the Administrator of Special Assets (
Sociedad de Activos Especiales S.A.S.
or the “SAE”), a lease contract for a period of five years by means of which CEMEX Colombia was duly authorized to build and operate the plant (the “Lease Contract”). Moreover, in 2014, the provisional depository granted a mandate (the “Mandate”) to CEMEX Colombia for an indefinite period for the same purpose of continuing the construction and operation of the plant. On July 15, 2018, the Lease Contract expired.

•
On April 12, 2019, CEMEX Colombia, CCL and another of its subsidiaries reached a conciliatory agreement with the SAE and CI Calizas before the Attorney General’s Office and signed a contract of Mining Operation, Manufacturing and Delivery Services and Leasing of Properties for Cement Production (the “Operation Contract”), which will allow CEMEX Colombia to continue using the assets subject to the aforementioned expiration of property process for an initial term of 21 years that can be renewed for 10 additional years, provided that the extension of the mining concession is obtained. The Operation Contract was signed by CI Calizas and Zomam with the authorization of the SAE as delegate of these last two companies. In addition to certain one-time
initial payments in Colombian pesos equivalent to $1.5 settled in 2019 and 2020 and an annual payment equivalent to 15 thousand dollars to CI Calizas for the use of land adjusted annually for inflation, the Operation Contract includes the following payments:

•
Once the Maceo Plant begins commercial operations, CEMEX Colombia and/or a subsidiary will pay on a quarterly basis: a) 0.9% of the net sales resulting from the cement produced in the plant as compensation to CI Calizas for the right of CEMEX Colombia to extract and use the mineral reserves; and b) 0.8% of the net sales resulting from the cement produced in the plant as payment to Zomam for cement manufacturing and delivery services, as long as Zomam maintains the Free Zone benefit, or, 0.3% of the aforementioned net sales exclusively for the use of equipment, in case that Zomam losses the benefits as Free Trade Zone.

•
The Operation Contract will continue in force regardless of the result in the expiration of property process, except that the applicable criminal judge would recognize ownership rights of the assets under expiration of property to CEMEX Colombia and its subsidiary, in which case the Operation Contract would no longer be needed and would be early terminated.

•
Under the presumption that CEMEX Colombia conducted itself in good faith, CEMEX considers that it will be able to keep ownership of the plant, and that the rest of its investments are protected by Colombian law, under which, if a person builds on the property of a third party, with full knowledge of such third party, this third party may: a) take ownership of the plant, provided a corresponding indemnity to CEMEX Colombia, or otherwise, b) oblige CEMEX Colombia to purchase the land. Nonetheless, had this not be the case, CEMEX Colombia would take all necessary actions to safeguard its rights. If the expiration of property over the assets subject to the MOU is ordered in favor of the State, if the assets were adjudicated to a third party in a public tender offer, considering the signing of the Operation Contract, such third party would have to subrogate to the Operation Contract. As of December 31, 2021, CEMEX is not able to estimate whether the expiration of property over the assets subject to the MOU will be ordered in favor of the State, or, if applicable, if the assets would be adjudicated to a third party in a public tender offer.

Maceo Plant – Resource against the capitalization of Zomam

•
On December 7, 2020, the Parent Company, acting as shareholder of CEMEX Colombia, filed a lawsuit before the Business Superintendency of Colombia (
Superintendencia de Sociedades de Colombia
or the “Business Superintendency”), requesting a declaration of inefficiency and subsequent declaration of invalidity and inexistence of the equity contribution in-kind
carried out by CEMEX Colombia to Zomam on December 11, 2015. In the event of a favorable resolution, all the effects of the equity contribution would roll back. As a consequence, the assets contributed to Zomam, which had a value of $43, would revert to CEMEX Colombia in exchange for the shares in Zomam it received as a result of the capitalization. As a result of the current consolidation of Zomam, such favorable resolution would not have any effect in CEMEX’s consolidated financial statements. As of December 31, 2021, the legal claim has not yet been admitted by the Business Superintendency.

Maceo Plant – Status in connection with the commissioning of the plant

•
On September 3, 2019, CEMEX Colombia was notified of the resolution issued by Corantioquia’s Directive Council, the regional environmental authority (“Corantioquia”), regarding the approval for the subtraction of a portion of the plant from the Integrated Management District of the Canyon of the Alicante River (“IMD”).
O
n February 16, 2021, Corantioquia notified CI Calizas of the modification of the environmental license by means of the Company may extract up to 990 thousand tons of minerals (clay and limestone) and may produce up to 1,500 thousand metric tons of cement per year, requiring in addition, the modification of the Program of Works and Projects (PWP) of the mining title that is currently in progress in the Secretary of Mines of the Antioquia’s Government, condition that was timely resolved in a favorable manner for the company through authorization issued by that entity on April 8, 2021. On October 22, 2021, a request for amendment of the Environmental License of Maceo Plant was filed, by means of which CEMEX Colombia request to increase the scope of the production of exploding annually up to 1,300 thousand tons of clay and limestone, among other requests. As of December 31, 2021, the Company works with the authorities to expand the mineral extraction license mentioned above so the approved 1,500,000 tons can be produced from Maceo’s own quarry without the need to bring minerals from other locations. Regarding the permits to conclude the construction of several sections of the access road, on November 10, 2020, Maceo’s municipality issued the approval of the Road Infrastructure Intervention project and, on December 11, 2020, issued a decree establishing the public utility of the access road, required authorizations for both, building the road and acquire the required land. In respect to the modification of the permitted land use where the project is located, CEMEX Colombia received favorable criteria from Corantioquia regarding the change of land use because of the approval for the subtraction from the IMD, which was endorsed by the municipality of Maceo on August 29, 2020, which allows for an industrial and mining use compatible with the project. As of December 31, 2021, CEMEX continues working to resolve these matters as soon as possible and limits its activities to those for which it has the relevant authorizations.